SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Balance - Beginning of period	$ 273,875	$ 428,021
Interest expense	60,208	36,711
Lease Payments	(158,504)	(190,857)
Additions	1,587,041
Balance - Ending of period	1,762,620	273,875
Current lease liabilities	407,585	143,624
Non-current lease liabilities	1,355,035	130,251
Lease liabilities	$ 1,762,620	$ 273,875